Investment In Unconsolidated Ventures - Summarized Income Statement Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Revenues									$ 33,148	$ 40,874	$ 56,505
Earnings (Loss)									15,891	(59,411)	(12,315)
Our share of earnings (loss)	12,297	680	768	724	(30,841)	648	402	582	14,469	(29,209)	4,701
242, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Revenues									4,868	2,378	1
Earnings (Loss)									1,040	239	(103)
Our share of earnings (loss)									572	153	(51)
CJUF III, RH Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Earnings (Loss)									(241)
Our share of earnings (loss)									(241)
CL Ashton Woods [Member]
Schedule of Equity Method Investments [Line Items]
Revenues									3,353
Earnings (Loss)									1,472
Our share of earnings (loss)									2,024
CL Realty [Member]
Schedule of Equity Method Investments [Line Items]
Revenues									2,667	9,141	28,663
Earnings (Loss)									1,060	(22,832)	228
Our share of earnings (loss)									530	(11,416)	114
FMF Peakview [Member]
Schedule of Equity Method Investments [Line Items]
Earnings (Loss)									(116)
Our share of earnings (loss)									(23)
HM Stonewall Estates [Member]
Schedule of Equity Method Investments [Line Items]
Revenues									2,500
Earnings (Loss)									829
Our share of earnings (loss)									332
LM Land Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Revenues									10,268
Earnings (Loss)									1,895
Our share of earnings (loss)									257
Palisades West [Member]
Schedule of Equity Method Investments [Line Items]
Revenues										16,230	13,588
Earnings (Loss)										5,858	4,668
Our share of earnings (loss)										1,464	1,167
Round Rock Luxury Apartments [Member]
Schedule of Equity Method Investments [Line Items]
Revenues									3,749	4,442	3,308
Earnings (Loss)									7,944	(483)	(1,429)
Our share of earnings (loss)									5,552	(292)	(996)
Temco [Member]
Schedule of Equity Method Investments [Line Items]
Revenues									702	653	2,180
Earnings (Loss)									(80)	(42,242)	210
Our share of earnings (loss)									(40)	(21,121)	105
Other Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Revenues									5,041	8,030	8,765
Earnings (Loss)									2,088	49	(15,889)
Our share of earnings (loss)									$ 5,506	$ 2,003	$ 4,362